Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Financial assets
Cash and cash equivalents	$ 3,880.6	₨ 318,869.5	$ 4,643.9	₨ 381,590.1	₨ 317,000.1	₨ 184,678.0
Short-term deposits	546.1	44,870.9		20,375.8
Finance receivables	3,752.5	308,337.3		332,312.1
Trade receivables	1,915.3	157,379.7		124,421.2
Other investments - non-current	348.7	28,651.9		23,209.2
Other investments - current	2,292.6	188,383.0		227,092.2
Other financial assets:
- current	697.5	57,310.7		59,443.5
- non-current	961.2	78,983.1		60,228.4
Financial assets not measured at fair value	14,394.5	1,182,786.1		1,228,672.5
Financial liabilities
Accounts payable	9,253.9	760,389.7		649,452.8
Acceptances	875.7	71,960.1		97,799.5
Short-term debt (excluding current portion of long-term debt)	1,711.9	140,668.3		173,783.7
Long-term debt (including current portion of long-term debt) (refer note below)	13,579.5	1,115,828.3		1,222,878.4
Other financial liabilities:
- current	1,308.6	107,528.6		102,549.4
- non-current	1,934.0	158,916.0		112,968.6
Financial liabilities not measured at fair value	28,663.6	2,355,291.0		2,359,432.4
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	3,880.6	318,869.5		381,590.1
Short-term deposits	546.1	44,870.9		20,375.8
Finance receivables	3,764.8	309,352.8		334,954.9
Trade receivables	1,915.3	157,379.7		124,421.2
Other investments - non-current	348.7	28,651.9		23,209.2
Other investments - current	2,292.6	188,383.0		227,092.2
Other financial assets:
- current	697.5	57,310.7		59,443.5
- non-current	961.2	78,983.1		60,228.4
Financial assets not measured at fair value	14,406.8	1,183,801.6		1,231,315.3
Financial liabilities
Accounts payable	9,253.9	760,389.7		649,452.8
Acceptances	875.7	71,960.1		97,799.5
Short-term debt (excluding current portion of long-term debt)	1,711.9	140,668.3		173,783.7
Long-term debt (including current portion of long-term debt) (refer note below)	13,263.7	1,089,877.7		1,223,740.8
Other financial liabilities:
- current	1,308.6	107,528.6		102,549.4
- non-current	1,934.0	158,916.0		115,880.1
Financial liabilities not measured at fair value	$ 28,347.8	2,329,340.4		2,363,206.2
Cash and other financial assets at amortized cost [member]
Financial assets
Cash and cash equivalents		318,869.5		381,590.1
Short-term deposits		44,870.9		20,375.8
Finance receivables		138,098.9		191,409.2
Trade receivables		157,379.7		124,421.2
Other investments - non-current		10,760.0		5,426.1
Other investments - current		147,618.2		169,051.0
Other financial assets:
- current		45,735.8		40,258.6
- non-current		52,123.0		40,052.5
Financial assets not measured at fair value		915,456.0		972,584.5
Non-Derivative Financial Assets At Fair Value [member]
Financial assets
Cash and cash equivalents		0.0
Short-term deposits		0.0
Finance receivables		170,238.4		140,902.9
Trade receivables		0.0
Other investments - non-current		17,891.9		17,783.1
Other investments - current		40,764.8		58,041.2
Other financial assets:
- current		0.0
- non-current		0.0
Financial assets not measured at fair value		228,895.1		216,727.2
Derivatives other than in hedging relationship [Member]
Financial assets
Cash and cash equivalents		0.0
Short-term deposits		0.0
Finance receivables		0.0
Trade receivables		0.0
Other investments - non-current		0.0
Other investments - current		0.0
Other financial assets:
- current		6,793.1		13,334.3
- non-current		10,378.4		12,229.9
Financial assets not measured at fair value		17,171.5		25,564.2
Financial liabilities
Accounts payable		0.0
Acceptances		0.0
Short-term debt (excluding current portion of long-term debt)		0.0
Long-term debt (including current portion of long-term debt) (refer note below)		0.0
Other financial liabilities:
- current		5,974.3		3,060.0
- non-current		5,808.2		5,297.4
Financial liabilities not measured at fair value		11,782.5		8,357.4
Derivatives in hedging relationship [Member]
Financial assets
Cash and cash equivalents		0.0
Short-term deposits		0.0
Finance receivables		0.0
Trade receivables		0.0
Other investments - non-current		0.0
Other investments - current		0.0
Other financial assets:
- current		4,781.8		5,850.6
- non-current		16,481.7		7,946.0
Financial assets not measured at fair value		21,263.5		13,796.6
Financial liabilities
Accounts payable		0.0
Acceptances		0.0
Short-term debt (excluding current portion of long-term debt)		0.0
Long-term debt (including current portion of long-term debt) (refer note below)		0.0
Other financial liabilities:
- current		37,848.0		41,374.2
- non-current		48,032.8		28,858.0
Financial liabilities not measured at fair value		85,880.8		70,232.2
Other financial liabilities (at amortized cost)
Financial liabilities
Accounts payable		760,389.7		649,452.8
Acceptances		71,960.1		97,799.5
Short-term debt (excluding current portion of long-term debt)		140,668.3		173,783.7
Long-term debt (including current portion of long-term debt) (refer note below)		1,115,828.3		1,222,878.4
Other financial liabilities:
- current		63,706.3		58,115.2
- non-current		80,075.0		66,313.2
Financial liabilities not measured at fair value		2,232,627.7		2,268,342.8
Other Financial Liabilities at Fair Value [Member]
Other financial liabilities:
- non-current		25,000.0		12,500.0
Financial liabilities not measured at fair value		₨ 25,000.0		₨ 12,500.0